Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,529,000.00
Previously Paid Amount	0.00
Total Fee Amount	655.02
Total Offset Amount	0.00
Net Fee	655.02
Narrative - Max Aggregate Offering Price	$ 7,529,000.00
Final Prospectus	true